Schedule of Transactions with Related Parties (Details) - Chemomab Therapeutics Ltd [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Salaries and related expenses	$ 1,615	$ 1,718	$ 2,795
Share-based compensation	389	427	1,304
Professional Services	286	284	258
Research and development	36	36	36
Total	$ 2,326	$ 2,465	$ 4,393